Stahl & Zelmanovitz	Email: StahlNYC@AOL.com
767 Third Avenue — 14th Floor	Phone: (212) 826-6435
New York, New York 10017	Fax: (212) 826-6402

March 13, 2006
VIA EDGAR
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.W.
Washington, D.C. 20549-7010

Attention:	Tangela S. Richter,
Branch Chief

Re:	NGAS Resources, Inc. (the “Company”)
Amendment No. 2 to Registration Statement on Form S-3, File No. 333-130911
Ladies and Gentlemen:
     This correspondence accompanies Amendment No. 2 to the captioned registration statement on Form S-3 (the “Registration Statement”) filed in response to telephonic comments from the staff.
Where You Can Find More Information, page 1
     1. The listing of incorporated filings has been updated to list the Company’s annual report on Form 10-K for 2005.
     If the revised disclosure in the accompanying filing is acceptable, the Company will file a request for acceleration of the Registration Statement, as amended, including the appropriate acknowledgements in connection with the request. We appreciate your consideration of these responses and look forward to receiving any further comments as promptly as practicable.
Yours very truly
/s/ Douglas Stahl

cc:	NGAS Resources, Inc.
First Albany Capital

     If the revised disclosure in the accompanying filing is acceptable, the Company will file a request for acceleration of the Registration Statement, as amended, including the appropriate acknowledgements in connection with the request. We appreciate your consideration of these responses and look forward to receiving any further comments as promptly as practicable.
Yours very truly
/s/ Douglas Stahl

cc:	NGAS Resources, Inc.
First Albany Capital